UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

BOAC HOWL POINT DEPOSITOR 26-2 LLC

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
___            Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period  ______________ to ______________.
Date of Report (Date of earliest event reported): ______________
Commission File Number of securitizer:            ______________

Central Index Key Number of securitizer:       ______________

_________________________________________________
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]
_X_            Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0002130752
Central Index Key Number of sponsor: N/A

Point Securitization Trust 2026-2
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): N/A
Central Index Key Number of underwriter (if applicable): N/A

Raymond Chan, (212) 201-1915
Name and telephone number, including area code, of the person to contact in connection with this filing.

INFORMATION TO BE INCLUDED IN THE REPORT

Item 2.01.                          Findings and Conclusions of a Third Party Due Diligence Report Obtained By  the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.
Dated: June 22, 2026
BOAC HOWL POINT DEPOSITOR 26-2 LLC (Depositor)

By: /s/ Raymond Chan
Name: Raymond Chan Title: Authorized Signatory

EXHIBIT INDEX

Exhibit Number

99.1            Selene Diligence LLC Due Diligence Review Narrative
99.2            Selene HEI Grades Summary Report
99.3            Selene HEI Standard Findings Report
99.4            Selene HEI Data Extract
99.5            Selene HEI Data Compare Summary Report
99.6            Selene HEI Valuation Report
99.7            Selene Title Review Details